Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
9.	Related party transactions and balances

The following table presents the Company’s related parties and the nature of their relationships:

Name	Relationship	Purpose/Nature
HuaJun Yan	Chief Operating Officer and Director	Working capital advances and accrued compensation
Caifen Yan	Chief Executive Officer, Chairman of the Board and Director	Accrued compensation

Related party transactions

During the six months ended June 30, 2026, the Company recognized $340,860 as compensation expenses for key management personnel, including the Chief Executive Officer and Chief Operating Officer. Additionally, the Company paid $300,000 to settle accrued compensation due to Caifen Yan as of December 31, 2025, resulting in total payments of $640,860 to key management personnel.

No compensation expenses to key management personnel were recognized during the six months ended June 30, 2025.

Due to related parties

Amounts due to related parties primarily represent (i) funds advanced to or from Mr. Huajun Yan on behalf of the Company for working capital purposes, such as payment of staff salaries and service provider fees, and (ii) accrued but unpaid compensation to key management personnel, including salaries. These balances are non-interest bearing and have no fixed repayment terms.

The following table presents amounts due to related parties as of June 30, 2026 and December 31, 2025:

Amounts due to related parties	June 30, 2026	December 31, 2025
HuaJun Yan	$202,971	$285,193
Caifen Yan	-	300,000
Total	$202,971	$585,193

As of June 30, 2026, the balance due to Mr. Huajun Yan consists both advances by him to the Company for working capital purposes and accrued compensation.